DERIVATIVE FINANCIAL INSTRUMENTS (Changes in fair value) (Details) - Cash flow hedges - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of analysis of other comprehensive income by item [line items]
Other comprehensive income, before tax, cash flow hedges, beginning balance	$ (72)	$ 679
Gains (losses) on cash flow hedges, before tax	(454)	(475)
Reclassification adjustments on cash flow hedges, before tax	188	(276)
Other comprehensive income, before tax, cash flow hedges, ending balance	(338)	(72)
Accumulated other comprehensive income, tax, beginning balance	23	(202)
Gains (losses) on cash flow hedges, tax	136	142
Reclassification adjustments on exchange differences on translation, tax	(56)	83
Accumulated other comprehensive income, tax, ending balance	103	23
Other comprehensive income, net of tax, cash flow hedges, beginning balance	(49)	477
Gains (losses) on cash flow hedges, net of tax	(318)	(333)
Reclassification adjustments on cash flow hedges, net of tax	132	(193)
Other comprehensive income, net of tax, cash flow hedges, ending balance	$ (235)	$ (49)